Summary Of Significant Accounting Policies (Goodwill And Trademark Balances) (Details) - USD ($) $ in Millions	May 29, 2016	May 31, 2015
Goodwill And Other Intangibles [Line Items]
Goodwill	$ 872.3	$ 872.4
Trademarks	574.6	574.6
The Capital Grille
Goodwill And Other Intangibles [Line Items]
Goodwill	401.6	401.7
Trademarks	147.0	147.0
LongHorn Steakhouse
Goodwill And Other Intangibles [Line Items]
Goodwill	49.3	49.3
Trademarks	307.8	307.8
Olive Garden
Goodwill And Other Intangibles [Line Items]
Goodwill	30.2	30.2
Eddie V's
Goodwill And Other Intangibles [Line Items]
Goodwill	22.0	22.0
Trademarks	10.5	10.5
Yard House
Goodwill And Other Intangibles [Line Items]
Goodwill	369.2	369.2
Trademarks	$ 109.3	$ 109.3